Note 13 - Employee Benefits (Details) - Stock Options Outstanding (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding	60,540
Number Exercisable	57,540
Number Unexercisable	3,000
Unrecognized Compensation Expense (in Dollars)	$ 914
Exercise Price One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 27.66
Number Outstanding	15,540
Weighted Average Remaining Contractual Life	73 days
Number Exercisable	15,540
Number Unexercisable	0
Unrecognized Compensation Expense (in Dollars)	0
Exercise Price Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 26.98
Number Outstanding	15,000
Weighted Average Remaining Contractual Life	219 days
Number Exercisable	15,000
Number Unexercisable	0
Unrecognized Compensation Expense (in Dollars)	0
Exercise Price Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 30.00
Number Outstanding	15,000
Weighted Average Remaining Contractual Life	1 year 146 days
Number Exercisable	15,000
Number Unexercisable	0
Unrecognized Compensation Expense (in Dollars)	0
Exercise Price Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price (in Dollars per share)	$ 4.77
Number Outstanding	15,000
Weighted Average Remaining Contractual Life	5 years 146 days
Number Exercisable	12,000
Number Unexercisable	3,000
Unrecognized Compensation Expense (in Dollars)	$ 914
Weighted Average Years Over Which Unrecognized Compensation will be Recognized	146 days